Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2016	$ 5,000		$ 2,914	$ 27,671,552	$ (30,376,023)		$ 131,264	$ (2,565,293)
Balance, shares at Jun. 30, 2016	500,000	1	2,914,465
Issuance of common stock for conversion of convertible debt and accrued interest			$ 1,235	1,405,501				1,406,736
Issuance of common stock for conversion of convertible debt and accrued interest, shares			1,234,910
Reclassification of premium upon debt conversion				266,287				266,287
Settlement of accounts payable for shares of common stock			$ 17	49,983				50,000
Settlement of accounts payable for shares of common stock, shares			16,667
Loss on settlement of debt				158,150				158,150
Loss on settlement of debt, shares
Issuance of stock for services			$ 307	459,637				459,944
Issuance of stock for services, shares			307,480
Stock option expense				1,686,444				1,686,444
Cancellation of shares for convertible notes payable			$ (50)	(112,450)				(112,500)
Cancellation of shares for convertible notes payable, shares			(50,000)
Warrant modification expense				21,007				21,007
Relative fair value of warrants issued with convertible debt				910,178				910,178
Exercise of warrants			$ 155	464,131				464,286
Exercise of warrants, shares			154,762
Purchase of treasury stock						(46,477)		(46,477)
Foreign currency translation loss							(273,013)	(273,013)
Net loss					(7,867,500)			(7,867,500)
Balance at Jun. 30, 2017	$ 5,000		$ 4,578	32,980,420	(38,243,523)	(46,477)	(141,749)	(5,441,751)
Balance, shares at Jun. 30, 2017	500,000	1	4,578,284
Issuance of common stock for conversion of convertible debt and accrued interest			$ 40,897	2,729,291				2,770,188
Issuance of common stock for conversion of convertible debt and accrued interest, shares			40,897,389
Reclassification of premium upon debt conversion				948,129				948,129
Settlement of accounts payable for shares of common stock
Loss on settlement of debt			$ (15)	55,216				55,201
Loss on settlement of debt, shares			(15,000)
Issuance of stock for services			$ 969	129,031				$ 130,000
Issuance of stock for services, shares			968,750					500,000
Stock option expense				516,148				$ 516,148
Cancellation of shares for convertible notes payable
Foreign currency translation loss							499,678	499,678
Net loss					(7,039,155)			(7,039,155)
Extinguishment of derivative liability associated with convertible notes				809,642				809,642
Balance at Jun. 30, 2018	$ 5,000		$ 46,429	$ 38,167,877	$ (45,282,678)	$ (46,477)	$ 357,929	(6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	46,429,423
Net loss								(3,574,974)
Balance at Dec. 31, 2018								$ (3,904,036)